Filed with the Securities and Exchange Commission on August 10, 2026.

Registration No. 333-285624

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 POST-EFFECTIVE AMENDMENT NO. 5	☒ ☒

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(Name of Insurance Company)

1345 Avenue of the Americas, New York, New York 10105

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, including Area Code: (212) 554-1234

ALFRED AYENSU-GHARTEY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

Equitable Financial Life Insurance Company

1345 Avenue of the Americas, New York, New York 10105

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continous

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On August 14, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Pursuant to Rule 485(B)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 5 is to delay the effective date of Post-Effective Amendment No. 2, which was filed on May 8, 2026. The Post-Effective Amendment does not amend or delete the currently effective Prospectus or Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(B) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 the Insurance Company certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf in the City of New York, and State of New York on this 10th day of August, 2026.

Equitable Financial Life Insurance Company
(Insurance Company)

By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey Vice President and Associate General Counsel

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Douglas A. Dachille Francis Hondal Arlene Isaacs-Lowe Daniel G. Kaye	Joan Lamm-Tennant Craig MacKay Mark Pearson	Bertram Scott George Stansfield Charles G.T. Stonehill

*By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Attorney-in-Fact

August 10, 2026